2. SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) (USD $)	12 Months Ended		180 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012
Accounting Policies [Abstract]
Patent Costs	$ 46,000	$ 56,000
Capitalized software costs	0	(260,000)	640,000
Other assets	283,000	386,000	283,000
Revenue from two entities	29,000,000	31,000,000
Percentage of revenue from two entities	85.00%	85.00%
Receivables From Customer	48.00%	43.00%	48.00%
Net Operating loss carry forward	$ 61,800,000		$ 61,800,000